Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary Shares Par Value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary Shares Authorized	800,000,000	800,000,000	500,000,000	500,000,000
Ordinary Shares Issued	183,826,753	164,888,519
Ordinary Shares Outstanding	183,826,753	164,888,519